Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,213,361.28
Previously Paid Amount	0.00
Total Fee Amount	11,629.87
Total Offset Amount	0.00
Net Fee	$ 11,629.87